PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Narrative (Details) $ in Thousands			12 Months Ended
	Dec. 31, 2017 USD ($) year	Dec. 31, 2016 USD ($) year	Dec. 31, 2017 USD ($) plan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of defined benefit plans [line items]
Company percent contribution of each participant's eligible salary			4.00%
Expense related to the defined contribution plans			$ 4,699	$ 4,631	$ 4,016
Deferred compensation plan liabilities	$ 900	$ 200	$ 900	$ 200
Amount of equity and fixed income instruments held in mutual funds or exchange traded funds	80.00%	75.00%	80.00%	75.00%
Corporate-owned Life Insurance Held in Rabbi Trust
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	$ (1,000)	$ (200)	$ (1,000)	$ (200)
Pension Plans
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan			3
Expected employer contributions			$ 2,900
SERPs | Top of range
Disclosure of defined benefit plans [line items]
Annual pension benefit			600
SERPs | Bottom of range
Disclosure of defined benefit plans [line items]
Annual pension benefit			200
US plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	13	13
Canadian plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	19	20
Other Plans
Disclosure of defined benefit plans [line items]
Expected employer contributions			$ 100